Summary of Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Number Outstanding	6,730,520	6,730,461	4,278,806
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	7 years 1 month 17 days
Options Exercisable, Number Exercisable	3,352,116	3,694,041	2,716,392
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 4 months 10 days
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.20
Outstanding Options, Number Outstanding	15,000
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	1 year 11 months 5 days
Options Exercisable, Number Exercisable	15,000
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 11 months 5 days
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.40
Outstanding Options, Number Outstanding	8,750
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 1 day
Options Exercisable, Number Exercisable	8,750
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years 2 months 1 day
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.68
Outstanding Options, Number Outstanding	1,397,665
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 5 days
Options Exercisable, Number Exercisable	1,397,665
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	3 years 8 months 5 days
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.00
Outstanding Options, Number Outstanding	653,066
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	5 years 29 days
Options Exercisable, Number Exercisable	653,066
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 29 days
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.00
Outstanding Options, Number Outstanding	64,984
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 6 days
Options Exercisable, Number Exercisable	63,706
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 2 days
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.64
Outstanding Options, Number Outstanding	107,500
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	6 years 7 months 24 days
Options Exercisable, Number Exercisable	88,953
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	6 years 7 months 21 days
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 4.48
Outstanding Options, Number Outstanding	1,937,809
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 2 days
Options Exercisable, Number Exercisable	1,029,280
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 28 days
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.84
Outstanding Options, Number Outstanding	1,620,746
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 1 month 24 days
Options Exercisable, Number Exercisable	74,915
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	8 years 11 months 5 days
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.72
Outstanding Options, Number Outstanding	353,750
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 4 months 21 days
Options Exercisable, Number Exercisable	20,781
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	9 years 4 months 21 days
Exercise Price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 14.12
Outstanding Options, Number Outstanding	571,250
Outstanding Options, Weighted Average Remaining Contractual Life (Years)	9 years 7 months 17 days